Intangible assets - Schedule of definite-lived intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Amortisation charge	£ (1,724)	£ (1,772)
Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	43,064
Differences on exchange	(2,936)
Amortisation charge	(1,538)
Closing balance, intangible assets other than goodwill	38,590	43,064
Newport | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	20,421
Differences on exchange	(1,393)
Amortisation charge	(669)
Closing balance, intangible assets other than goodwill	18,359	20,421
Camel | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	7,696
Differences on exchange	(525)
Amortisation charge	(252)
Closing balance, intangible assets other than goodwill	6,919	7,696
Pall Mall | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	2,522
Differences on exchange	(171)
Amortisation charge	(126)
Closing balance, intangible assets other than goodwill	2,225	2,522
Natural American Spirit | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	10,272
Differences on exchange	(702)
Amortisation charge	(336)
Closing balance, intangible assets other than goodwill	9,234	10,272
Other | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	2,153
Differences on exchange	(145)
Amortisation charge	(155)
Closing balance, intangible assets other than goodwill	£ 1,853	£ 2,153